Investments - Narrative (Details)	Sep. 30, 2025 USD ($) security	Dec. 31, 2024 USD ($) security
Debt Securities, Available-for-Sale [Line Items]
Number of securities | security	109	431
Number of positions | security	1,476	1,713
Debt securities, available-for-sale, continuous unrealized loss position, largest single amount | $	$ 100,000	$ 500,000
Percentage of hold back to redemption	10.00%
Percentage of total net asset value of multi asset credit fund	15.00%
Unfunded investment commitments | $	$ 45,700,000	$ 0
Maximum
Debt Securities, Available-for-Sale [Line Items]
Percentage of total net asset value of hedge fund	91.00%
Minimum
Debt Securities, Available-for-Sale [Line Items]
Percentage of total net asset value of hedge fund	9.00%